Convertible Loan - Schedule of liability and derivative component (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Repayment of debenture	$ (4,057,336)	$ (658,334)
Interest payment	(197,937)	(207,678)
Convertible loan - liability component	5,599,007	6,290,741
Convertible loan - derivative component	4,986,354	15,737,578
Convertible Loan [Member] | Liability Component [Member]
Disclosure of detailed information about borrowings [line items]
Value on initial recognition		6,439,370
Repayment of debenture	(3,000,000)	(658,333)
Interest payment	(1,057,336)
Accretion	3,365,602	509,704
Convertible loan - liability component	5,599,007	6,290,741	$ 0
Convertible Loan [Member] | Derivative Component [Member]
Disclosure of detailed information about borrowings [line items]
Value on initial recognition		8,560,630
Change in fair value of liability	(10,751,225)	7,176,948
Convertible loan - derivative component	$ 4,986,353	$ 15,737,578	$ 0